Managed Volatility Growth Portfolio Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.72%	9.40%	10.51%
49% Russell 3000 Index/21% MSCI EAFE Index/30% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.07%	8.27%	9.47%
John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.86%	8.00%	9.49%
Series I
Prospectus [Line Items]
Average Annual Return, Percent		10.82%	6.26%	6.22%
Series II
Prospectus [Line Items]
Average Annual Return, Percent		10.57%	6.05%	6.02%
NAV
Prospectus [Line Items]
Average Annual Return, Percent		10.89%	6.32%	6.28%

[1]	Prior to July 1, 2026, the fund’s additional benchmark is the 49% Russell 3000 Index/21% MSCI EAFE Index/30% Bloomberg U.S. Aggregate Bond Index. Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Growth Index. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy. As of March 26, 2026, the John Hancock Lifestyle Growth Index comprises 36.0% of the S&P 500 Index, 14.0% of the MSCI World ex-USA Index, 10.0% of the Russell 2500 Index, 6.0% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 2.0% of the ICE BofA U.S. High Yield Index, 2.0% of the JPMorgan EMBI Global Index, 2.0% of the Morningstar LSTA Leveraged Loan Index, 17.0% of the Bloomberg U.S. Aggregate Bond Index, 3.0% of the ICE BofA Long U.S. STRIPS Index, and 3.0% of the Bloomberg 1-5 Year TIPS Index.